INVESTMENT (Details) ¥ in Millions	1 Months Ended			12 Months Ended
	Aug. 16, 2017 USD ($)	May 31, 2016 USD ($)	May 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2018 CNY (¥)
INVESTMENTS [Line Items]
Investment in Cold Chain Link (Shanghai) Internet of Things Co., Ltd.				$ 727,220	$ 768,486
Less: accumulated impairment				(727,220)	0
Cost Method Investments				0	768,486
Business Acquisition, Percentage of Voting Interests Acquired		10.00%	10.00%
Investment Company, Financial Commitment to Investee, Future Amount				2,181,660		¥ 15
Cost-method Investments, Other than Temporary Impairment				723,139
Cost Method Investments				0	768,486
CCLG [Member]
INVESTMENTS [Line Items]
Investment in Cold Chain Link (Shanghai) Internet of Things Co., Ltd.				727,220		¥ 5
Cost Method Investments				0
Business Combination, Consideration Transferred		$ 3,000,000	¥ 20
Equity Method Investment, Amount Sold	$ 5,000,000
Equity Method Investment, Summarized Financial Information, Equity Excluding Noncontrolling Interests				773,327
Equity Method Investment, Summarized Financial Information, Net Income (Loss)				381,022	$ 1,296,356
Cost-method Investments, Other than Temporary Impairment				723,139
Cost Method Investments				$ 0